SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues	$ 376,134	$ 297,200	$ 245,316
Gross profit	330,634	261,801	220,104
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	317,921	252,239	227,134
Gross profit	283,616	222,219	204,467
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	58,213	44,961	18,182
Gross profit	47,018	39,582	15,637
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	361,746	287,149	239,107
Gross profit	324,317	256,229	217,858
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	311,672	246,649	221,213
Gross profit	284,542	221,093	202,441
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	50,074	40,500	17,894
Gross profit	39,775	35,136	15,417
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	14,388	10,051	6,209
Gross profit	6,317	5,572	2,246
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6,249	5,590	5,921
Gross profit	(926)	1,126	2,026
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	8,139	4,461	288
Gross profit	7,243	$ 4,446	$ 220
NETHERLANDS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets (excluding deferred tax assets)	163,900
Non-Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets (excluding deferred tax assets)	$ 5,600